UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Investment Company Act file number: 811-08659

THE HENSSLER FUNDS, INC.

(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia 30144

(Address of principal executive offices) (Zip code)

Gene W. Henssler

3735 Cherokee Street, Kennesaw, Georgia 30144

(Name and Address of Agent for Service)

With copy to:

Paul, Hastings, Janofsky & Walker LLP

600 Peachtree Street, N.E., Suite 2400

Atlanta, Georgia 30308

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Date of fiscal year end: April 30

Date of reporting period: May 1, 2011 – April 30, 2012

Item 1.	Reports to Stockholders.

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ANNUAL REPORT APRIL 30, 2012 THE HENSSLER EQUITY FUND 3735 CHEROKEE STREET KENNESAW, GEORGIA 30144 1-800-936-3863 WWW.HENSSLER.COM

April 30, 2012

ANNUAL REPORT | APRIL 30, 2012

SHAREHOLDER LETTER
April 30, 2012 (Unaudited)

Dear Fellow Shareholders:

Thank you for investing in The Henssler Equity Fund (“The Fund”). The Management Team believes that its focus on the fundamentals of the businesses it invests in results in the purchase of above-average, high-quality securities with strong growth potential.

If you would like to obtain periodic information regarding The Fund, we encourage you to visit our website at www.henssler.com. You may review The Henssler Equity Fund link as often as you like, as we update information regularly. Through our website, we provide details each quarter on our top 10 holdings, industry allocation and other statistics. The website also provides media appearance information and links to articles featuring commentary and insight from The Fund’s management team.

The Henssler Equity Fund is more than 13 years old since we started on June 10, 1998. On behalf of our board of directors and management team, we thank many of you who invested in The Fund from its very beginning. We will continue to focus our best efforts exclusively on the one fund we manage, The Henssler Equity Fund.

Yours very truly,

Gene W. Henssler, Ph.D.	Theodore L. Parrish, CFA*
Co-Manager	Co-Manager

This report is intended for shareholders of The Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus that contains important information including risks, investment objectives, charges and expenses. The Fund’s prospectus is available, without charge, upon request by calling toll-free 1-800-936-3863. Please read and consider this information carefully before you invest or send money.

* CFA Institute mark is a trademark owned by the CFA Institute.

ANNUAL REPORT | APRIL 30, 2012	1

MANAGEMENT’S DISCUSSION ON FUND PERFORMANCE
April 30, 2012 (Unaudited)

Based on our investment performance through April 30, 2012, our overall Morningstar Rating was four (4) stars when rated against 1,572 Large Cap Blend Funds. Morningstar proprietary ratings reflect historical risk-adjusted performance as of April 30, 2012. The overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and 10-year Morningstar Rating metrics.(3)

Currently, we are slightly over-weighted in Industrials, Consumer Staples and Information Technology. Since the last report, we initiated several new positions in Aaron’s, Inc.; Advance Auto Parts, Inc.; Du Pont E I De Nemours; Guess, Inc.; Honeywell International, Inc.; iShares Dow Jones U.S. Oil Equipment & Services Index Fund(4); JP Morgan Chase & Company; Monsanto Company; Norfolk Southern Corp.; PNC Financial Services Group, Inc.; Potash Corporation of Saskatchewan, Inc.; Public Storage(5) ; and Simon Property Group(5).

While adding those new high quality stocks, we also eliminated several positions. Stocks we sold during the last six months include Energy Select Sector SPDR® Fund; Industrial Select Sector SPDR® Fund(4); Avon Products, Inc.; CH Robinson Worldwide Inc.; Consumer Discretionary Select Sector SPDR® Fund(4); Costco Wholesale Corp.; Cullen Frost Bankers, Inc.; MasterCard, Inc.; Northrop Grumman, Corp.; Procter & Gamble, Co.; and iShares® Dow Jones U.S. Insurance Index Fund(4). We are confident that our decisions have enhanced the quality of The Fund and will contribute positively to its performance over the long term.

(3)

Morningstar proprietary ratings reflect historical risk-adjusted performance as of April 30, 2012. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. The Henssler Equity Fund was rated against the following numbers of U.S.-domiciled Large Blend funds over the following time periods: 1,572 funds in the last three years, 1,379 funds over the past five-years and 842 funds over the past 10 years. With respect to these Large Blend funds, The Henssler Equity Fund received a Morningstar Rating of three stars for the three-year period, four stars for the five-year period and four stars for the 10-year period. The Henssler Equity Fund received an overall Morningstar rating of four stars. Past performance is no guarantee of future results.

(4)	ETF — Exchange Traded Fund.

(5)	REIT — Real Estate Investment Trust.

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MANAGEMENT’S DISCUSSION ON FUND PERFORMANCE
April 30, 2012 (Unaudited)

Performance of Hypothetical $10,000 Initial Investment

For the Period June 10, 1998 (inception of fund) to April 30, 2012

The graph assumes an initial $10,000 investment at June 10, 1998. All dividends and distributions are reinvested.

Average Annual Total Return

As of April 30, 2012

	One Year	Five Year	Ten Year	Since Inception	Investment Value Assuming $10,000 Investment at June 10, 1998(1)	Total Expense Ratio(3)
The Henssler Equity Fund – Investor Class	1.76%	2.01%	4.39%	4.84%	$19,270	1.27%
The S&P 500® Index(4)	4.76%	1.01%	4.71%	3.50%	$16,116

Cumulative Total Return

As of April 30, 2012

	One Month	Three Month	Since Inception	Investment Value Assuming $10,000 Investment at June 15, 2011(2)	Total Expense Ratio(3)
The Henssler Equity Fund – Institutional Class	-0.31%	6.23%	9.86%	$10,986	0.77%
The S&P 500® Index(4)	-0.63%	7.08%	12.53%	$11,253

ANNUAL REPORT | APRIL 30, 2012	3

MANAGEMENT’S DISCUSSION ON FUND PERFORMANCE
April 30, 2012 (Unaudited)

(1)	The Henssler Equity Fund – Investor Class began operation on June 10, 1998.
(2)	The Henssler Equity Fund – Institutional Class began operation on June 15, 2011.
(3)

The Fund’s total expense ratio as of April 30, 2012. In The Fund’s prospectus dated August 29, 2011, the total expense ratio is 1.29% and 0.79%, for the Investor Class and Institutional Class respectively. The Fund bears a pro rata share of the fees and expenses of the other funds in which each fund invests (“Acquired Funds”). The operating expenses in the prospectus may not correlate to the expense ratio in The Fund’s financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by The Fund, not the indirect costs of investing in the Acquired Funds.

(4)

The S&P 500® Index by Standard and Poor’s Corp. is unmanaged, capitalization-weighted index comprising of 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

The returns shown do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The performance data quoted represents past performance. Past performance cannot guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in The Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent-month end, please contact 1-800-936-3863.

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EXPENSES
April 30, 2012 (Unaudited)

As a shareholder of The Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in The Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of November 1, 2011 to April 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on The Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not The Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in The Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

ANNUAL REPORT | APRIL 30, 2012	5

EXPENSES
April 30, 2012 (Unaudited)

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During period 11/1/11 to 4/30/12(1)	Expense Ratio
Investor
Actual Fund Return	$1,000.00	$1,097.90	$6.57	1.26%
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.60	$6.32	1.26%

Institutional
Actual Fund Return	$1,000.00	$1,101.60	$4.02	0.77%
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.03	$3.87	0.77%

(1)

Expenses are equal to The Fund’s annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 366.

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TOP TEN HOLDINGS & ASSET ALLOCATION
April 30, 2012

Top Ten Holdings* (Percentage of Total Net Assets)

Apple, Inc.	4.62%
International Business Machines Corp.	3.21%
QUALCOMM, Inc.	3.14%
Church & Dwight Co., Inc.	2.83%
Materials Select Sector SPDR® Fund	2.80%
T Rowe Price Group, Inc.	2.80%
General Electric Co.	2.69%
ANSYS, Inc.	2.68%
Emerson Electric Co.	2.62%
Celgene Corp.	2.45%
29.84%

Asset Allocation* (Percentage of Total Net Assets)

Consumer, Non-Cyclical	25.36%
Technology	21.18%
Industrial	13.45%
Financial	11.79%
Consumer, Cyclical	10.32%
Energy	7.78%
Exchange Traded Funds	4.91%
Communications	3.60%
Basic Materials	0.87%
Net Cash & Cash Equivalents	0.74%
100.00%

* These allocations may not reflect the current or future position of The Fund.

ANNUAL REPORT | APRIL 30, 2012	7

SCHEDULE OF INVESTMENTS
April 30, 2012

	Shares	Value
COMMON STOCKS - 94.35%

Basic Materials - 0.87%
Chemicals - 0.87%
EI du Pont de Nemours & Co.	11,500	$614,790
Monsanto Co.	8,000	609,440
Potash Corporation of Saskatchewan, Inc.	14,000	594,720

		1,818,950

Total Basic Materials		1,818,950

Communications - 3.60%
Media - 2.33%
The Walt Disney Co.	112,825	4,863,886

Telecommunications - 1.27%
Vodafone Group PLC - ADR	95,000	2,643,850

Total Communications		7,507,736

Consumer, Cyclical - 10.32%
Apparel - 2.25%
VF Corp.	30,900	4,698,345

Retail - 8.07%
Advance Auto Parts, Inc.	26,000	2,386,800
Darden Restaurants, Inc.	60,500	3,029,840
Guess? , Inc.	98,000	2,869,440
McDonald’s Corp.	43,300	4,219,585
Tiffany & Co.	63,000	4,312,980

		16,818,645

Total Consumer, Cyclical		21,516,990

Consumer, Non-Cyclical - 25.36%
Agriculture - 3.37%
Archer-Daniels-Midland Co.	132,550	4,086,516
British American Tobacco PLC - ADR	28,500	2,933,220

		7,019,736

Beverages - 1.64%
PepsiCo, Inc.	51,975	3,430,350

Biotechnology - 2.45%
Celgene Corp.(1)	70,100	5,111,692

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SCHEDULE OF INVESTMENTS
April 30, 2012

Commercial Services - 1.25%
Aaron’s, Inc.	96,000	$ 2,608,320

Food -1.92%
HJ Heinz Co.	75,000	3,998,250

Healthcare Products - 3.41%
Becton Dickinson and Co.	56,550	4,436,348
Stryker Corp.	48,800	2,663,016

		7,099,364

Healthcare Services - 2.09%
UnitedHealth Group, Inc.	77,600	4,357,240

Household Products/Wares - 5.13%
Church & Dwight Co., Inc.	116,300	5,908,040
Kimberly-Clark Corp.	61,000	4,786,670

		10,694,710

Pharmaceuticals - 4.10%
Novartis AG - ADR	69,345	3,825,764
Teva Pharmaceutical Industries, Ltd. - ADR	103,075	4,714,650

		8,540,414

Total Consumer, Non-Cyclical		52,860,076

Energy - 7.78%
Oil & Gas - 7.78%
Apache Corp.	44,300	4,250,142
Chevron Corp.	29,700	3,164,832
Diamond Offshore Drilling, Inc.	26,340	1,805,607
Exxon Mobil Corp.	48,814	4,214,601
Murphy Oil Corp.	50,450	2,773,236

		16,208,418

Total Energy		16,208,418

Financial - 11.79%
Banks - 2.66%
JPMorgan Chase & Co.	58,000	2,492,840
PNC Financial Services Group, Inc.	46,000	3,050,720

		5,543,560

Diversified Financial Services - 4.70%
IntercontinentalExchange, Inc.(1)	29,750	3,957,940
T Rowe Price Group, Inc.	92,600	5,844,449

		9,802,389

Insurance - 3.54%
Aflac, Inc.	86,900	3,913,976

ANNUAL REPORT | APRIL 30, 2012	9

SCHEDULE OF INVESTMENTS
April 30, 2012

Insurance (continued)
The Travelers Cos., Inc.	53,975	$3,471,672

		7,385,648

Real Estate Investment Trusts - 0.89%
Public Storage	5,900	845,234
Simon Property Group, Inc.	5,400	840,240
Washington Real Estate Investment Trust	5,500	162,525

		1,847,999

Total Financial		24,579,596

Industrial - 13.45%
Aerospace/Defense - 1.21%
The Boeing Co.	32,850	2,522,880

Electrical Components & Equipment - 2.62%
Emerson Electric Co.	104,000	5,464,160

Electronics - 0.48%
Honeywell International, Inc.	16,500	1,000,890

Engineering & Construction - 1.50%
Fluor Corp.	54,100	3,124,275

Miscellaneous Manufacturers - 6.47%
3M Co.	31,500	2,814,840
General Electric Co.	286,735	5,614,271
Illinois Tool Works, Inc.	88,100	5,055,178

		13,484,289

Transportation - 1.17%
Norfolk Southern Corp.	33,500	2,443,155

Total Industrial		28,039,649

Technology - 21.18%
Computers - 9.41%
Accenture PLC - Class A	50,800	3,299,460
Apple, Inc.(1)	16,500	9,639,960
International Business Machines Corp.	32,285	6,685,578

		19,624,998

Semiconductors - 4.89%
Intel Corp.	128,500	3,649,400
QUALCOMM, Inc.	102,450	6,540,408

		10,189,808

Software - 6.88%
ANSYS, Inc.(1)	83,200	5,580,224

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SCHEDULE OF INVESTMENTS
April 30, 2012

Software (continued)
Microsoft Corp.	134,265	$4,299,165
Oracle Corp.	151,950	4,465,811

		14,345,200

Total Technology		44,160,006

TOTAL COMMON STOCKS (COST $142,141,106)		196,691,421

EXCHANGE TRADED FUNDS - 4.91%
iShares® Dow Jones U.S. Oil Equipment & Services Index Fund	82,000	4,390,280
Materials Select Sector SPDR® Fund	159,420	5,845,931

TOTAL EXCHANGE TRADED FUNDS (COST $9,291,955)		10,236,211

SHORT TERM INVESTMENTS - 0.81%
Fifth Third Institutional Money Market Fund, 7-day Yield 0.12%	1,685,359	1,685,359

TOTAL SHORT TERM INVESTMENTS (COST $1,685,359)		1,685,359

TOTAL INVESTMENTS (100.07%) (COST $153,118,420)		208,612,991

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.07%)		(148,114)

NET ASSETS (100.00%)		$208,464,877

(1)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German acronym on company names meaning Public Company.

Ltd. - Limited.

PLC - Public Limited Company.

SPDR - Standard & Poor’s 500 Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

ANNUAL REPORT | APRIL 30, 2012	11

STATEMENT OF ASSETS & LIABILITIES
April 30, 2012

ASSETS:
Investments, at value (Cost $153,118,420)	$208,612,991
Receivables:
Fund shares sold	26,101
Dividends and interest	178,516
Prepaid and other assets	3,662

Total Assets	208,821,270

LIABILITIES:
Payables:
Fund shares redeemed	154,800
Operating service fees due to adviser	101,507
Advisory fees due to adviser	85,415
Officers’ fees	5,040
Directors’ fees	9,631

Total Liabilities	356,393

Net Assets	$208,464,877

NET ASSETS CONSIST OF:
Common Stock	$1,323
Paid-in capital	149,702,464
Accumulated undistributed net investment income	1,216,540
Accumulated net realized gain on investments	2,049,979
Net unrealized appreciation on investments	55,494,571

Net Assets	$208,464,877

Investor Class:
Net Asset Value, offering and redemption price per share	$15.73
Net Assets	$163,713,374
Shares of common stock outstanding of $0.0001 value per share, 100,000,000 shares authorized (Note 1)	10,405,124

Institutional Class:
Net Asset Value, offering and redemption price per share	$15.86
Net Assets	$44,751,503
Shares of common stock outstanding of $0.0001 value per share, 100,000,000 shares authorized (Note 1)	2,822,052

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF OPERATIONS
For the Year Ended April 30, 2012

INVESTMENT INCOME:
Interest	$1,892
Dividends (net of foreign withholding taxes of $41,222)	3,928,136

Total Investment Income	3,930,028

EXPENSES:
Operating service fees
Investor Class	1,149,703
Institutional Class	46,670
Advisory fees	937,892
CCO compensation fees	59,940
Insurance fees	21,914
Directors’ fees	39,917
Miscellaneous fees	1,720

Total Expenses	2,257,756

Net Investment Income	1,672,272

Realized and Unrealized Gain on Investments:
Net realized gain on investments	2,224,788
Net change in unrealized appreciation on investments	3,443,369

Net realized and unrealized gain on investments	5,668,157

Net Increase in Net Assets Resulting from Operations	$7,340,429

The accompanying notes are an integral part of these financial statements.

ANNUAL REPORT | APRIL 30, 2012	13

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011
FROM OPERATIONS:
Net investment income	$1,672,272	$944,273
Net realized gain on investments	2,224,788	6,507,090
Net change in unrealized appreciation on investments	3,443,369	13,523,689
Net Increase in Net Assets From Operations	7,340,429	20,975,052

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,224,534)	(730,377)
Institutional Class	(175,468)	–
From net realized gains on investments
Investor Class	(40,549)	–
Institutional Class	(9,969)	–
Total Distributions	(1,450,520)	(730,377)

CAPITAL SHARE TRANSACTIONS (Note 3):
Investor Class
Shares sold	23,282,027	35,657,670
Shares issued in reinvestment of distributions	1,155,544	667,311
Cost of shares redeemed	(50,883,970)	(21,508,842)
Net increase/(decrease) from share transactions	(26,446,399)	14,816,139

Institutional Class
Shares sold	40,139,677	–
Shares issued in reinvestment of distributions	185,439	–
Cost of shares redeemed	(2,052,066)	–
Net increase from share transactions	38,273,050	–

Net Increase in Net Assets From Capital Share Transactions	11,826,651	14,816,139

Net Increase in Net Assets	17,716,560	35,060,814

NET ASSETS:
Beginning of year	190,748,317	155,687,503
End of year*	$208,464,877	$190,748,317

*Includes Accumulated Undistributed Net Investment Income of:	$1,216,540	$944,270

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Investor Class

	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009	For the Year Ended April 30, 2008
PER SHARE COMMON SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Year	$15.59	$13.90	$10.14	$15.05	$16.22

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.12	0.08	0.07	0.11	0.07
Net realized and unrealized gain/(loss) on investments	0.14	1.67	3.77	(4.85)	0.27
Total Income/(Loss) from Investment Operations	0.26	1.75	3.84	(4.74)	0.34

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.12)	(0.06)	(0.08)	(0.01)	(0.06)
From net realized gains on investments	(0.00)(2)	–	–	(0.16)	(1.45)
Total Distributions	(0.12)	(0.06)	(0.08)	(0.17)	(1.51)
Net Asset Value - End of Year	$15.73	$15.59	$13.90	$10.14	$15.05

Total Return	1.76%	12.65%	37.98%	(31.49)%	1.94%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of year (000s)	$163,713	$190,748	$155,688	$82,194	$110,630
Ratios of expenses to average net assets	1.27%	1.27%	1.28%	1.29%	1.28%
Ratio of net investment income to average net assets	0.83%	0.59%	0.61%	0.91%	0.42%
Portfolio turnover rate	43%(3)	24%	15%	35%	53%

(1)	Per share amounts calculated based on the average daily shares outstanding during the period.
(2)	Less than $(0.005) per share.
(3)	Portfolio turnover is calculated at The Fund level and represents the period ended April 30, 2012.

The accompanying notes are an integral part of these financial statements.

ANNUAL REPORT | APRIL 30, 2012	15

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

Institutional Class

For the Period
June 15, 2011
(Inception) to
April 30, 2012
PER SHARE COMMON SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$14.51

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.18
Net realized and unrealized gain on investments	1.24
Total Income from Investment Operations	1.42

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.07)
From net realized gains on investments	(0.00)(2)
Total Distributions	(0.07)
Net Asset Value - End of Period	$15.86

Total Return	9.86%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$44,752
Ratios of expenses to average net assets	0.77%(4)
Ratio of net investment income to average net assets	1.35%(4)
Portfolio turnover rate	43%(5)

(1)	Per share amounts calculated based on the average daily shares outstanding during the period.
(2)	Less than $(0.005) per share.
(3)	Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated at The Fund level and represents the period ended April 30, 2012.

The accompanying notes are an integral part of these financial statements.

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NOTES TO THE FINANCIAL STATEMENTS
April 30, 2012

1. ORGANIZATION

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund offers Investor Class and Institutional Class shares. The Institutional Class commenced operations on June 15, 2011. The Fund’s investment strategy is to seek growth of capital.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by The Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Accounting Estimates — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price and are classified as Level 1 of the fair value hierarchy. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy. Valuations of variable and fixed income securities supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”) are classified as Level 2 of the hierarchy. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board and would be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Securities with maturities of sixty (60) days or less are valued at amortized cost. See Fair Value Measurements and Disclosures section in the notes for additional information used to value The Fund’s investments.

Federal Income Taxes — For federal income tax purposes, The Fund currently qualifies, and intends to remain qualified, as a Regulated Investment Company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing substantially all of its investment company taxable net income including

ANNUAL REPORT | APRIL 30, 2012	17

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2012

realized gain, not offset by capital loss carry forwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

As of and during the year ended April 30, 2012, management has concluded that The Fund has taken no uncertain tax positions that require adjustment to the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, The Fund did not incur any interest or penalties. The Fund files income tax returns in the U.S. federal jurisdiction, for the State of Georgia, and the State of Maryland. Each of The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to Shareholders — Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Reclassifications — GAAP requires certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

Expenses that are specific to a class of shares of The Fund are charged directly to the share class. The Fund’s realized and unrealized gains and losses, net investment income, and expenses other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these

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NOTES TO THE FINANCIAL STATEMENTS
April 30, 2012

investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including The Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value The Fund’s investments as of April 30, 2012:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$196,691,421	$–	$–	$196,691,421
Exchange Traded Funds	10,236,211	–	–	10,236,211
Short Term Investments	1,685,359	–	–	1,685,359
TOTAL	$208,612,991	$–	$–	$208,612,991

* See Schedule of Investments for industry classification.

There were no transfers into or out of Levels 1 and 2 during the year ended April 30, 2012.

It is The Fund’s policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

For the year ended April 30, 2012, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Fund did not hold any derivative instruments at any time during the period.

ANNUAL REPORT | APRIL 30, 2012	19

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2012

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of The Fund were as follows:

	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011
Investor Class:
Shares Sold	1,577,288	2,542,131
Shares Issued in Reinvestment of Distributions	82,775	46,213
Less Shares Redeemed	(3,490,587)	(1,549,529)
Net Increase/(Decrease) in Shares	(1,830,524)	1,038,815

Institutional Class:
Shares Sold	2,948,762	–
Shares Issued in Reinvestment of Distributions	13,198	–
Less Shares Redeemed	(139,908)	–
Net Increase in Shares	2,822,052	–

4. FEDERAL INCOME TAXES AND DISTRIBUTIONS

Unrealized Appreciation and Depreciation on Investments (Tax Basis).

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at April 30, 2012 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$56,000,963
Gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(688,378)
Net unrealized appreciation	$55,312,585
Tax Cost	$153,300,406

The differences between book and tax net unrealized appreciation are primarily attributable to wash sale loss deferrals.

Classifications of Distributions

Net investment income/(loss) and net realized capital gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized capital gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized capital gain was recorded by The Fund. For the fiscal year ended April 30, 2012, The Fund did not record any reclassifications due to permanent book to tax differences.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The tax character

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NOTES TO THE FINANCIAL STATEMENTS
April 30, 2012

of the distributions paid by The Fund for the fiscal years ended April 30, 2012 and 2011, respectively, were as follows::

Distributions paid from:	2012	2011
Ordinary Income	$1,400,002	$730,377
Long Term Capital Gain	50,518	–
Total	$1,450,520	$730,377

Components of Distributable Earnings:

At April 30, 2012, components of distributable earnings were as follows:

Undistributed ordinary income	$1,216,540
Accumulated Capital Gains	2,231,965
Unrealized Appreciation	55,312,585
Total distributable earnings	$58,761,090

Capital Loss Carryforwards

As of April 30, 2012, The Henssler Equity Fund did not have any capital loss carryforwards outstanding, and during the year ended April 30, 2012, The Fund did not utilize capital loss carryovers.

5. ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Henssler Asset Management, LLC (the “Adviser”) to provide investment management services to The Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to The Fund’s daily net assets. The amounts of expenses paid to the Adviser are reflected in the Statement of Operations and the amount of current liability is reflected in the Statement of Assets and Liabilities.

The Fund has entered into an Operating Service Agreement (the “Servicing Agreement”) with the Adviser to provide or arrange for day-to-day operational services to The Fund. Under the Servicing Agreement, the Adviser provides all of The Fund’s day-to-day operational services, excluding cost of brokerage, interest, taxes, litigation, independent directors’ fees and expenses, independent directors’ legal fees, premiums for directors’ liability insurance covering The Fund’s independent directors, The Fund’s allocable share of the salary and related costs for The Fund’s chief compliance officer, and extraordinary expenses. The Fund’s independent directors are each paid an annual fee of $12,000 per year together with such , directors’ actual out-of-pocket expenses associated with attendance at meetings. The annual fees are payable in four equal quarterly installments and are paid as of each quarterly meeting of the Board of Directors of The Fund. Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% for the Investor Class and 0.20% for the Institutional Class as applied to The Classes’ daily net assets. The amounts of expenses paid to the Adviser as Operating Services Fees are reflected in the Statement of Operations and the amount of current liability is reflected in the Statement of Assets and Liabilities.

ANNUAL REPORT | APRIL 30, 2012	21

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2012

The Fund and the Adviser have entered into a Fund Accounting and Administration Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to administrative, bookkeeping and pricing services.

The Fund and the Adviser have entered into a Transfer Agency and Service Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to transfer agent, dividend disbursing and record keeping services.

The Fund has entered into a Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to The Fund. ALPS Distributors, Inc. serves as underwriter/distributor of shares of The Fund.

Certain directors and officers of The Fund are directors and officers of the Adviser.

6. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, excluding short-term investments and U.S. government obligations, by The Fund for the fiscal year ended April 30, 2012, were as follows:

Purchases	$93,545,691
Sales	$80,131,797

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of The Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2012, the following entities owned beneficially 25% or greater of The Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

Class	Name	Percentage
Investor	Taynik & Co.	37.85%
Institutional	Massachusetts Mutual Life Insurance	61.16%
Institutional	Taynik & Co.	25.19%

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No.2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosure,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No.2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on The Fund’s financial statements.

22	WWW.HENSSLER.COM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

The Henssler Equity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Henssler Equity Fund (the “Fund”) as of April 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Henssler Equity Fund as of April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

June 21, 2012

ANNUAL REPORT | APRIL 30, 2012	23

ADDITIONAL INFORMATION
April 30, 2012 (Unaudited)

1. N-Q DISCLOSURE

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For The Fund this would be for the fiscal quarters ending July 31st and January 31st. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

2. PROXY PROCEDURES

The Company has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies related to securities (“portfolio proxies”) held by the Portfolio. A description of the Company’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-936-3863 and (ii) on the SEC’s website at www.sec.gov. In addition, The Fund will be required to file a Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. Once filed, the Company’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 1-800-936-3863 and (ii) on the SEC’s website at www.sec.gov.

3. DIRECTORS AND OFFICERS

The business affairs of The Fund are managed under the direction of The Fund’s Board of Directors in accordance with the laws of the State of Maryland. Information pertaining to the Directors and Officers of The Fund is included in the Company’s Annual Report for the fiscal year ended April 30, 2012. Directors, who are not deemed to be “interested persons” of The Fund as defined in the 1940 Act, are referred to as “Independent Directors.” The Fund’s Statement of Additional Information includes additional information about The Fund’s Board of Directors and is available, without charge, upon request by calling toll-free 1-800-936-3863 or by visiting henssler.com/applications-reports.

4. TAX DESIGNATIONS

The Fund designates the following for federal income tax purposes for the calendar year ended December 31, 2011:

Qualified Dividend Income	100%
Corporate Dividends Received Deduction	100%

In early 2012, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2011 via Form 1099. The Funds will notify shareholders in early 2013 of amounts paid to them by the Funds, if any, during the calendar year 2012.

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DIRECTORS & OFFICERS
April 30, 2012 (Unaudited)

Independent Directors

Name, Age and Address	Position	Term of Office & Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
Robert E. Nickels (69) 2 Delegal’s Retreat Savannah, GA 31411	Director	Indefinite Term, Since 2002	One	None

Principal Occupation During past 5 years:
Retired
David P. O’Brien, M.D. (72) 2626 Brookwood Drive Atlanta, GA 30305	Director	Indefinite Term, Since 2002	One	None

Principal Occupation During past 5 years:
Retired, M.D. Urologist
Joseph W. Owen (51) 126 Riverview Drive Suwanee, GA 30024	Director	Indefinite Term, Since 2004	One	None

Principal Occupation During past 5 years:
Vice President, Sybase, Inc.

Additional Directors and Officers

Name, Age and Address	Position	Term of Office & Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
Gene W. Henssler, Ph.D. (72)* 3735 Cherokee Street Kennesaw, GA 30144	Director, President, Co-Portfolio Manager	Indefinite Term, Since 1998	One	None

Principal Occupation During past 5 years:
President, G.W. Henssler & Associates, Ltd.; Co-Portfolio Manager, The Henssler Equity Fund
Patricia T. Henssler, C.P.A. (57)* 3735 Cherokee Street Kennesaw, GA 30144	Director, Executive V.P., Treasurer	Indefinite Term, Since 1998	One	None

Principal Occupation During past 5 years:
Treasurer, G.W. Henssler & Associates, Ltd.; Certified Public Accountant, P.T. Henssler, C.P.A., LLC

* Dr. Gene Henssler and Patricia Henssler are “interested persons” of The Fund as defined under the 1940 Act, because of their positions with the Adviser and are related by marriage.

ANNUAL REPORT | APRIL 30, 2012	25

DIRECTORS & OFFICERS
April 30, 2012 (Unaudited)

Name, Age and Address	Position	Term of Office & Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
William G. Lako, Jr., CFP® (41) 3735 Cherokee Street Kennesaw, GA 30144	Vice President, Secretary	Indefinite Term, Since 1998	N/A	N/A

Principal Occupation During past 5 years:
Principal, G.W. Henssler & Associates, Ltd.
Scott L. Keller, CFA (46) 3735 Cherokee Street Kennesaw, GA 30144	Vice President	Indefinite Term, Since 1998	N/A	N/A

Principal Occupation During past 5 years:
Principal, G.W. Henssler & Associates, Ltd.
Theodore L. Parrish, CFA (39) 3735 Cherokee Street Kennesaw, GA 30144	Vice President, Co-Portfolio Manager	Indefinite Term, Since 1998	N/A	N/A

Principal Occupation During past 5 years:
Principal, G.W. Henssler & Associates, Ltd.; Co-Portfolio Manager, The Henssler Equity Fund
Christopher E. Reeves (41) 3735 Cherokee Street Kennesaw, GA 30144	Chief Compliance Officer	Indefinite Term, Since 2007	N/A	N/A

Principal Occupation During past 5 years:

Attorney, Lantz & Reeves P.C.; Chief Compliance Officer, G.W. Henssler & Associates, Ltd., Henssler Asset Management, LLC, and The Henssler Equity Fund

26	WWW.HENSSLER.COM

                  ADVISER

Henssler Asset Management, LLC

3735 Cherokee Street

Kennesaw, Georgia 30144

        DISTRIBUTOR

ALPS Distributors Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

            CUSTODIAN

Fifth Third Bank, N.A.

38 Fountain Square Plaza

Cincinnati, Ohio 45263

TRANSFER, RECEPTION,

        AND DIVIDEND DISBURSING AGENT

ALPS Fund Services Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

INDEPENDENT REGISTERED

            PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway

Suite 1100

Westlake, Ohio 44145-1594

        LEGAL COUNSEL

Paul Hastings, LLP

600 Peachtree Street NE

Suite 2400

Atlanta, Georgia 30308

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	Audit Committee Financial Expert.

The Board of Directors of the Registrant has determined that there is no “audit committee financial expert” serving on its audit committee. In this regard, the Board also determined that having such a person serve on its audit committee was unnecessary in light of the structure of the registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the audit committee, even though no such member was considered to have been an audit committee financial expert under the relatively narrow definition of such term.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: Fees for audit services for the Registrant’s fiscal years ended April 30, 2012 and April 30, 2011, and for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $14,500 and $14,500, respectively.

(b)

Audit-Related Fees: For the Registrant’s fiscal years ended April 30, 2012 and April 30, 2011, aggregate fees of $1,000 and $1,000, respectively, were billed to the Registrant for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements. For the Registrant’s fiscal years ended April 30, 2012 and April 30, 2011, the aggregate fees of $0 and $0 were billed to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services for the Registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees: For the Registrant’s fiscal years ended April 30, 2012 and April 30, 2011, aggregate fees of $2,000, and $2,000, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. For the Registrant’s fiscal years ended April 30, 2012 and April 30, 2011, aggregate fees of $ and $0, respectively, were billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

(d)	All Other Fees: In Registrant’s fiscal years ended April 30, 2012 and April 30, 2011, the aggregate fees $0 and $0, respectively, were billed to Registrant by the principal accountant for services reported in paragraphs (a) through (c) of this Item. For the Registrant’s fiscal years ended April 30, 2012 and April 30, 2011, the aggregate fees of $0 and $0 were billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for services other than the services reported in paragraph (a) through (c).

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: The Registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e)(2)	No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate Non-Audit Fees: In Registrant’s fiscal years ended April 30, 2012 and April 30, 2011, the aggregate non-audit fees $0 and $0 were billed to the Registrant by the Registrant’s accountant for services rendered to the Registrant. In Registrant’s fiscal years ended April 30, 2012 and April, 2011, the aggregate non-audit fees of $0 and $0 were billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The code of ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as Ex.12.A.1.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)	The certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds, Inc.

By:	/s/Gene W. Henssler
Gene W. Henssler
President (Principal Executive Officer)

Date:	July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds, Inc.

By:	/s/Gene W. Henssler
Gene W. Henssler
President (Principal Executive Officer)

Date:	July 6, 2012

By:	/s/Patricia T. Henssler
Patricia T. Henssler
Treasurer (Principal Financial Officer)

Date:	July 6, 2012